Government Grants - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Details of Government grants [Line Items]
Other income	€ 680	€ 712
Income from government grants	654
Government grants receivables	4,049
Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI) [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	3,672
Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ) [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	794
Instituto para la Diversificacin y Ahorro de la Energa [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	€ 421